Other equity instruments (Tables)	12 Months Ended
Dec. 31, 2019
Other equity instruments [abstract]
Details of other equity instruments
Type of Instruments	Issuance Date	Category	Initial Distribution Rate	Issue Price	Number	Par Value	Initial Period	Conversion Condition	Conversion Result
				RMB ’000		RMB ’000
Bond A	September 2017	Equity Instrument	5.05%	0.1	25,000,000	2,500,000	3 Years	None	None
Bond B	September 2017	Equity Instrument	5.17%	0.1	25,000,000	2,500,000	5 years	None	None
Yingda Insurance Financing Plan (1st)	September 2018	Equity Instrument	5.79%	—	—	3,283,000	8 years	None	None
Yingda Insurance Financing Plan (2nd)	September 2018	Equity Instrument	5.79%	—	—	827,000	8 years	None	None
Yingda Insurance Financing Plan (3rd)	September 2018	Equity Instrument	5.79%	—	—	890,000	8 years	None	None
China Life Financing Plan (1st)	September 2019	Equity Instrument	5.05%	—	—	2,070,000	8 years	None	None
PICC Financing Plan (1st)	September 2019	Equity Instrument	5.10%	—	—	930,000	10 years	None	None
2019 medium-term notes (2nd)	October 2019	Equity Instrument	4.08%	0.1	20,000,000	2,000,000	3 Years	None	None
2019 medium-term notes (3rd)	October 2019	Equity Instrument	4.05%	0.1	20,000,000	2,000,000	3 Years	None	None
China Life Financing Plan (2nd)	October 2019	Equity Instrument	5.05%	—	—	2,260,000	8 years	None	None
PICC Financing Plan (2nd)	October 2019	Equity Instrument	5.10%	—	—	1,740,000	10 years	None	None
2019 medium-term notes (4th)	November 2019	Equity Instrument	4.15%	0.1	25,000,000	2,500,000	3 Years	None	None
2019 medium-term notes (4th)	November 2019	Equity Instrument	4.53%	0.1	15,000,000	1,500,000	5 years	None	None
Total						25,000,000

Changes of other equity instruments
	As at 1 January 2019		Issuance		Cumulative distributions		As at 31 December 2019
Type of Instruments	Number	Amount	Number	Amount	Accrued distribution	Distribution payment	Number	Amount
		RMB ’000		RMB ’000	RMB ’000	RMB ’000		RMB ’000
Bond A	25,000,000	2,533,872	—	—	126,158	(126,250)	25,000,000	2,533,780
Bond B	25,000,000	2,534,678	—	—	129,155	(129,250)	25,000,000	2,534,583
Yingda Insurance Financing Plan (1st)	—	3,288,808	—	—	192,726	(192,726)	—	3,288,808
Yingda Insurance Financing Plan (2nd)	—	828,463	—	—	48,548	(48,548)	—	828,463
Yingda Insurance Financing Plan (3rd)	—	891,575	—	—	52,247	(52,247)	—	891,575
China Life Financing Plan (1st)	—	—	—	2,070,000	29,037	(25,553)	—	2,073,484
PICC Financing Plan (1st)	—	—	—	930,000	12,911	(11,989)	—	930,922
2019 medium-term notes (2 nd)	—	—	20,000,000	1,994,811	16,722	—	20,000,000	2,011,533
2019 medium-term notes (3 rd)	—	—	20,000,000	1,996,222	15,049	—	20,000,000	2,011,271
China Life Financing Plan (2nd)	—	—	—	2,260,000	20,606	(16,802)	—	2,263,804
PICC Financing Plan (2nd)	—	—	—	1,740,000	16,023	(14,297)	—	1,741,726
2019 medium-term notes (4 th)	—	—	25,000,000	2,495,283	16,158	—	25,000,000	2,511,441
2019 medium-term notes (4 th)	—	—	15,000,000	1,495,849	10,582	—	15,000,000	1,506,431
Total		10,077,396		14,982,165	685,922	(617,662)		25,127,821